Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Commitments through Purchase and Sale Transactions of Investments

	2018		2017
	Purchase	Sale	Purchase	Sale
Real estate	156	66	196	39
Mortgage loans	3,187	67	3,152	69
Private loans	1,224	-	705	-
Other	2,222	-	2,373	-

Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases

Future lease payments

	2018				2017
Future lease payments	Not later than 1 year	1-5 years	Later than 5 years	Not later than 1 year	1-5 years	Later than 5 years
Operating lease obligations	73	144	169	74	143	201
Operating lease rights	50	127	52	53	136	58

Summary of Other Commitments and Contingencies

Other commitments and contingencies

	2018	2017
Guarantees	437	483
Standby letters of credit	12	12
Share of contingent liabilities incurred in relation to interests in joint ventures	49	39
Other guarantees	14	16
Other commitments and contingent liabilities	7	32